SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	1,414,500
Granted | shares	339,450
Exercised | shares	(14,750)
Forfeited | shares	(138,625)
Outstanding - end of the year | shares	1,600,575
Options exercisable at the end of the year | shares	843,875
Vested and expected to vest | shares	1,600,575
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 18.11
Granted | $ / shares	13.35
Exercised | $ / shares	13.45
Forfeited | $ / shares	18.25
Outstanding - end of the year | $ / shares	16.87
Options exercisable at the end of the year | $ / shares	19.87
Vested and expected to vest | $ / shares	$ 16.87
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 257
Outstanding - end of the year | $	47
Options exercisable at the end of the year | $	12
Vested and expected to vest | $	$ 47